Investment Objectives and Goals	Aug. 24, 2026
Defiance KSM Israel 120 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance KSM Israel 120 ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance KSM Israel 120 ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Israeli 120 iNDEX (the “Index”).
Defiance CoinDesk 5 Equal Weight ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance CoinDesk 5 Equal Weight ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance CoinDesk 5 Equal Weight ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the CoinDesk 5 Equal Weight Index (the “Index”).